UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/10

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Bldg 3, Suite 240
                  Menlo Park, CA  94025

Form 13F File Number:      028-12759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Pamela K. Hagenah
Title:   Manager
Phone:   (650) 233-3506


Signature, Place, and Date of Signing:

/s/ Pamela K. Hagenah
-------------------------------------------------------------------------------
Pamela K. Hagenah             Menlo Park, California             August 4, 2010
  Signature			   City, State			     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued


                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Report Summary:

Number of Other Included Managers:                         -0-
Form 13F Information Table Entry Total:                    14
Form 13F Information Table Value Total:               $62,137
(Thousands)

List of Other Included Managers:

No. 13F File Number			Name

NONE

                                             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 06/30/10



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

ADOBE SYS INC	     COMM STK	   00724F101	2,643	100,000	     SH		SOLE		  100,000	0    0
AKAMAI
 TECHNOLOGIES INC    COMM STK	   00971T101	3,246	 80,000	     SH		SOLE		   80,000	0    0
ANCESTRY COM INC.    COMM STK	   032803108	5,286	300,000	     SH		SOLE		  300,000	0    0
APPLE COMPUTER	     COMM STK	   037833100	8,804	 35,000	     SH		SOLE		   35,000	0    0
BIOMARIN
 PHARMACEUTICAL INC  COMM STK	   09061G101	4,266	225,000	     SH		SOLE		  225,000	0    0
CELERA CORP	     COMM STK	   15100E106	3,275	500,000	     SH		SOLE		  500,000	0    0
CELGENE CORP	     COMM STK	   151020104	3,049	 60,000	     SH		SOLE		   60,000	0    0
COMVERGE INC	     COMM STK	   205859101	3,584	400,000	     SH		SOLE		  400,000	0    0
GENOMIC HEALTH INC   COMM STK	   37244C101	2,845	220,000	     SH		SOLE		  220,000	0    0
GOOGLE INC	     COMM STK	   38259P508	7,564	 17,000	     SH		SOLE		   17,000	0    0
LOGMEIN INC	     COMM STK	   54142L109	5,246	200,000	     SH		SOLE		  200,000	0    0
NEUSTAR INC	     CL A	   64126X201	4,743	230,000	     SH		SOLE	`	  230,000	0    0
NUANCE
 COMMUNICATIONS INC  COMM STK	   67020Y100	2,990	200,000	     SH		SOLE		  200,000	0    0
QUALCOMM INC	     COMM STK	   747525103	4,598	140,000	     SH		SOLE		  140,000	0    0

GRAND TOTAL			              $62,137

